Assets by operating segment	6 Months Ended
Jun. 30, 2022
Assets By Operating Segment
Assets by operating segment

21.	Assets by operating segment

The segment information reflects the financial information used in the decision-making process for resource allocation and performance evaluation carried out by the Company’s Board of Executive Officers (as Chief Operating Decision Makers).

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Elimina-tions	Total

Consolidated assets by operating segment - 06.30.2022

Current assets	8,812	18,161	3,029	21,378	(8,466)	42,914
Non-current assets	108,601	23,307	7,629	9,369	−	148,906
Long-term receivables	5,914	2,701	642	7,259	−	16,516
Investments	405	1,125	156	31	−	1,717
Property, plant and equipment	99,476	19,376	6,756	1,811	−	127,419
Operating assets	88,352	16,526	4,739	1,496	−	111,113
Under construction	11,124	2,850	2,017	315	−	16,306
Intangible assets	2,806	105	75	268	−	3,254
Total Assets	117,413	41,468	10,658	30,747	(8,466)	191,820

Consolidated assets by operating segment - 12.31.2021

Current assets	6,034	12,691	3,838	13,259	(5,673)	30,149
Non-current assets	107,112	21,697	6,751	8,639	−	144,199
Long-term receivables	5,042	2,212	322	6,758	−	14,334
Investments	393	970	119	28	−	1,510
Property, plant and equipment	99,033	18,419	6,241	1,637	−	125,330
Operating assets	87,210	16,086	3,739	1,373	−	108,408
Under construction	11,823	2,333	2,502	264	−	16,922
Intangible assets	2,644	96	69	216	−	3,025
Total Assets	113,146	34,388	10,589	21,898	(5,673)	174,348